Retirement and Deferred Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Retiree Health Care Plan, Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumed for next fiscal year (in hundredths)				7.00%
Ultimate health care cost trend rate (in hundredths)				5.00%
Year that health care cost trend rate reaches ultimate trend rate				2020
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of 1% increase on total of service and interest cost components				$ 0
Effect of 1% decrease on total of service and interest cost components				0
Effect of 1% increase on benefit obligation				0.4
Effect of 1% decrease on benefit obligation				(0.3)
Defined Contribution Plans and Deferred Compensation Plans[Abstract]
Total expense for employer match and profit sharing contributions				19.8		22.4		21.5
Deferred compensation plans, asset and liability	69.4			80.0		69.4
United States Plans [Member]
Defined Benefit Plan [Roll forward]
Benefit obligation, beginning of year			61.9	53.8		61.9
Service cost				0		0
Interest cost				2.4		2.2
Curtailments				0		0
Transfers				0		0
Actuarial loss (gain)				4.5		(5.9)
Plan participant contributions				0		0
Benefits paid				(4.1)		(4.4)
Currency exchange rate changes				0		0
Benefit obligation, end of year	53.8			56.6		53.8		61.9
Change in Plan Assets [Roll forward]
Fair value of plan assets, beginning of year			36.0	39.1		36.0
Actual return on plan assets				3.0		4.6
Plan participant contributions				0		0
Company contributions				2.6		2.9
Benefits paid				(4.1)		(4.4)
Currency exchange rate changes				0		0
Fair value of plan assets, end of year	39.1			40.6		39.1		36.0
Funded Status at End of Year [Abstract]
Funded status, end of year	(14.7)			(16.0)		(14.7)
Amounts Recognized [Abstract]
Noncurrent assets	17.2			16.0		17.2
Current liabilities	(2.9)			(2.3)		(2.9)
Noncurrent liabilities	(29.0)			(29.7)		(29.0)
Net amount recognized	(14.7)			(16.0)		(14.7)
Amounts recognized in Accumulated Other Comprehensive Income / Loss, net of tax [Abstract]
Net loss	9.5			11.3		9.5
Prior service cost / (credit)	0.1			0		0.1
Total	9.6			11.3		9.6
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost				0		0
Interest cost				2.4		2.2
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	4.60%			3.90%		4.60%
Rate of compensation increase (in hundredths)	3.00%			3.00%		3.00%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate (in hundredths)				4.60%		3.70%		4.60%
Expected long-term return on plan assets (in hundredths)				6.00%		6.00%		6.30%
Rate of compensation increase (in hundredths)				3.00%		3.00%		3.00%
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	39.1			40.6		39.1		36.0
United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	16.4			16.6		16.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	16.4			16.6		16.4
United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	22.7			24.0		22.7
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	22.7			24.0		22.7
United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Non-United States Plans [Member]
Defined Benefit Plan [Roll forward]
Benefit obligation, beginning of year			315.2	331.6		315.2
Service cost				8.3		8.7
Interest cost				13.4		12.6
Curtailments				0		(3.4)
Transfers				1.1		(0.3)
Actuarial loss (gain)				77.5		(0.6)
Plan participant contributions				0.3		0.4
Benefits paid				(6.9)		(6.7)
Currency exchange rate changes				(39.9)		5.7
Benefit obligation, end of year	331.6			385.4		331.6		315.2
Change in Plan Assets [Roll forward]
Fair value of plan assets, beginning of year			296.4	305.8		296.4
Actual return on plan assets				71.6		(4.2)
Plan participant contributions				0.3		0.4
Company contributions				11.8		15.0
Benefits paid				(6.9)		(6.7)
Currency exchange rate changes				(33.5)		4.9
Fair value of plan assets, end of year	305.8			349.1		305.8		296.4
Funded Status at End of Year [Abstract]
Funded status, end of year	(25.8)			(36.3)		(25.8)
Amounts Recognized [Abstract]
Noncurrent assets	30.8			32.2		30.8
Current liabilities	(0.2)			(0.3)		(0.2)
Noncurrent liabilities	(56.4)			(68.2)		(56.4)
Net amount recognized	(25.8)			(36.3)		(25.8)
Amounts recognized in Accumulated Other Comprehensive Income / Loss, net of tax [Abstract]
Net loss	25.3			36.0		25.3
Prior service cost / (credit)	4.8			4.8		4.8
Total	30.1			40.8		30.1
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost				8.3		8.7
Interest cost				13.4		12.6
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	4.10%			2.90%		4.10%
Rate of compensation increase (in hundredths)	3.80%			3.40%		3.80%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate (in hundredths)				4.10%		4.20%		4.70%
Expected long-term return on plan assets (in hundredths)				4.50%		4.00%		4.70%
Rate of compensation increase (in hundredths)				3.80%		3.60%		4.00%
Expected long-term rate of return, non-U.S., lowest (in hundredths)				2.80%
Expected long-term rate of return, non-U.S., highest (in hundredths)				5.30%
Number of foreign plans using guaranteed insurance contracts				4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	305.8			349.1		305.8		296.4
Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	139.6			158.7		139.6
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	139.6			158.7		139.6
Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	85.3			85.5		85.3
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	85.3			85.5		85.3
Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	80.9			104.9		80.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	80.9			104.9		80.9
Defined Benefit Pension Plans [Member]
Defined Benefit Plan [Roll forward]
Service cost				8.3		8.7		10.4
Interest cost				15.8		14.8		15.1
Plans with accumulated benefit obligations [Abstract]
Accumulated benefit obligation for plans that have plan assets	291.7			340.7		291.7
Plans with accumulated benefit obligations in excess of fair value of plan assets [Abstract]
Accumulated benefit obligation	10.3			10.8		10.3
Plan assets	9.8			9.6		9.8
Plans with projected benefit obligation in excess of fair value of plan assets [Abstract]
Projected benefit obligation	53.4			52.1		53.4
Plan assets	44.8			42.0		44.8
Accumulated benefit obligation for plans that do not have plan assets	68.4			76.1		68.4
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost				8.3		8.7		10.4
Interest cost				15.8		14.8		15.1
Expected return on assets				(15.6)		(13.2)		(14.7)
Curtailment and settlement				0		(2.3)		0
Net loss				3.5		3.3		1.1
Prior service cost				0.6		0.5		0.7
Net periodic benefit cost				12.6		11.8		12.6
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income / Loss [Abstract]
Net (gain) loss				23.5		6.8		15.4
Prior service cost (credit)				1.3		(1.1)		0
Amortization of net (loss) gain				(3.5)		(3.3)		(1.1)
Amortization of prior service cost				(0.6)		(0.5)		(0.7)
Total recognized in other comprehensive loss				20.7		1.9		13.6
Total recognized in net periodic benefit cost and other comprehensive loss				33.3		13.7		26.2
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year				4.2
Estimated prior service cost / (credit) that will be amortized from AOCI into net periodic benefit cost during next fiscal year				0.5
Estimated employer contributions [Abstract]
Estimated employer contribution to pension plans during next fiscal year				12.4
Projected benefit payment estimates [Abstract
2015				9.8
2016				9.6
2017				10.9
2018				11.1
2019				12.7
2020-2024				78.0
Total projected benefit payments				132.1
Retiree Health Care Plan [Member]
Defined Benefit Plan [Roll forward]
Benefit obligation, beginning of year			31.5	18.5		31.5
Service cost				0		0		0.1
Interest cost				0.8		1.1		1.3
Actuarial loss (gain)				0.2		(0.9)
Plan participant contributions				0.1		0.2
Benefits paid				(1.9)		(2.3)
Retiree drug subsidy reimbursement				0.1		0.1
Plan amendment				0		(11.2)
Benefit obligation, end of year	18.5			17.8		18.5		31.5
Change in Plan Assets [Roll forward]
Plan participant contributions				0.1		0.2
Benefits paid				(1.9)		(2.3)
Funded Status at End of Year [Abstract]
Funded status, end of year	(18.5)			(17.8)		(18.5)
Amounts Recognized [Abstract]
Current liabilities	(2.0)			(1.3)		(2.0)
Noncurrent liabilities	(16.5)			(16.5)		(16.5)
Net amount recognized	(18.5)			(17.8)		(18.5)
Amounts recognized in Accumulated Other Comprehensive Income / Loss, net of tax [Abstract]
Net loss	1.9			2.0		1.9
Prior service cost / (credit)	7.0			6.5		7.0
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost				0		0		0.1
Interest cost				0.8		1.1		1.3
Net loss				0.1		0.3		0
Prior service cost				(0.8)		(0.2)		0
Net periodic benefit cost				0.1		1.2		1.4
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income / Loss [Abstract]
Net (gain) loss				0.2		(0.9)		3.2
Prior service cost (credit)				0		(11.2)		0
Amortization of net (loss) gain				(0.1)		(0.3)		0
Amortization of prior service cost				0.8		0.2		0
Total recognized in other comprehensive loss				0.9		(12.2)		3.2
Total recognized in net periodic benefit cost and other comprehensive loss				1.0		(11.0)		4.6
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year				0.1
Estimated prior service cost / (credit) that will be amortized from AOCI into net periodic benefit cost during next fiscal year				0.8
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	4.70%			3.90%		4.70%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate (in hundredths)	4.80%		3.90%	4.70%				4.80%
Projected benefit payment estimates [Abstract
2015				1.3
2016				1.3
2017				1.3
2018				1.2
2019				1.1
2020-2024				5.5
Total projected benefit payments				11.7
Cash and Cash Equivalents [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0.9	[1]		1.0	[1]	0.9	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0.9	[1]		1.0	[1]	0.9	[1]
Cash and Cash Equivalents [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0.9	[1]		1.0	[1]	0.9	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0.9	[1]		1.0	[1]	0.9	[1]
Cash and Cash Equivalents [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]		0	[1]	0	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]		0	[1]	0	[1]
Cash and Cash Equivalents [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]		0	[1]	0	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]		0	[1]	0	[1]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	1.7	[1]		0.3	[1]	1.7	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.7	[1]		0.3	[1]	1.7	[1]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	1.7	[1]		0.3	[1]	1.7	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.7	[1]		0.3	[1]	1.7	[1]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]		0	[1]	0	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]		0	[1]	0	[1]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]		0	[1]	0	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]		0	[1]	0	[1]
Equity Securities, United States Companies [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	15.5			15.6		15.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	15.5			15.6		15.5
Equity Securities, United States Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	15.5			15.6		15.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	15.5			15.6		15.5
Equity Securities, United States Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Equity Securities, United States Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Equity Securities, International Companies [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Equity Securities, International Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Equity Securities, International Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Equity Securities, International Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Equity Securities, International Companies [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	36.6			19.1		36.6
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	36.6			19.1		36.6
Equity Securities, International Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	36.6			19.1		36.6
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	36.6			19.1		36.6
Equity Securities, International Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Equity Securities, International Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	22.7	[2]		24.0	[2]	22.7	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	22.7	[2]		24.0	[2]	22.7	[2]
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[2]		0	[2]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[2]		0	[2]	0	[2]
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	22.7	[2]		24.0	[2]	22.7	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	22.7	[2]		24.0	[2]	22.7	[2]
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[2]		0	[2]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[2]		0	[2]	0	[2]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[2]		45.3	[2]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[2]		45.3	[2]	0	[2]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[2]		45.3	[2]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[2]		45.3	[2]	0	[2]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[2]		0	[2]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[2]		0	[2]	0	[2]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[2]		0	[2]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[2]		0	[2]	0	[2]
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year				0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets				0
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year				0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets				0
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year				0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets				0
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year				0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets				0
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year				62.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets				62.5
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year				62.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets				62.5
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year				0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets				0
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year				0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets				0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	44.8			42.0		44.8
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	44.8			42.0		44.8
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	44.8			42.0		44.8
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	44.8			42.0		44.8
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Annuity Contract [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Annuity Contract [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Annuity Contract [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Annuity Contract [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Annuity Contract [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	33.4			35.5		33.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	33.4			35.5		33.4
Annuity Contract [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Annuity Contract [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	33.4			35.5		33.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	33.4			35.5		33.4
Annuity Contract [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Unitized Funds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]		0	[4]	0	[3]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]		0	[4]	0	[3]
Unitized Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]		0	[4]	0	[3]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]		0	[4]	0	[3]
Unitized Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]		0	[4]	0	[3]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]		0	[4]	0	[3]
Unitized Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]		0	[4]	0	[3]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]		0	[4]	0	[3]
Unitized Funds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	101.3	[3]		31.5	[4]	101.3	[3]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	101.3	[3]		31.5	[4]	101.3	[3]
Unitized Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	101.3	[3]		31.5	[4]	101.3	[3]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	101.3	[3]		31.5	[4]	101.3	[3]
Unitized Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]		0	[4]	0	[3]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]		0	[4]	0	[3]
Unitized Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]		0	[4]	0	[3]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]		0	[4]	0	[3]
Unitized Funds [Member] | Fixed Income Securities [Member] | Non-United States Plans [Member]
Fair value of pension plan assets by asset category [Abstract]
Percentage investment of plan assets (in hundredths)	80.00%			20.00%		80.00%
Unitized Funds [Member] | Equity Securities [Member] | Non-United States Plans [Member]
Fair value of pension plan assets by asset category [Abstract]
Percentage investment of plan assets (in hundredths)	20.00%			70.00%		20.00%
Unitized Funds [Member] | Cash [Member] | Non-United States Plans [Member]
Fair value of pension plan assets by asset category [Abstract]
Percentage investment of plan assets (in hundredths)				10.00%
Insurance Contract [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, beginning of year			0	80.9		0
Transfers into Level 3				0		85.9
Unrealized gain (loss)				37.6		(7.7)
Purchases, sales and settlements, net				(0.6)		(0.6)
Currency exchange rate changes				(13.0)		3.3
Fair value of plan assets, end of year	80.9			104.9		80.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	80.9			104.9		80.9
Insurance Contract [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Insurance Contract [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Insurance Contract [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Insurance Contract [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Insurance Contract [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	80.9			104.9		80.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	80.9			104.9		80.9
Insurance Contract [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Insurance Contract [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Insurance Contract [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	80.9			104.9		80.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	80.9			104.9		80.9
Real Estate Funds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Real Estate Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Real Estate Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Real Estate Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Real Estate Funds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	7.1			8.0		7.1
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	7.1			8.0		7.1
Real Estate Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0			0		0
Real Estate Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	7.1			8.0		7.1
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	7.1			8.0		7.1
Real Estate Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0			0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	$ 0			$ 0		$ 0

[1]	This category includes a prime obligations money market portfolio.
[2]	This category includes United States Treasury/Federal agency securities and foreign government securities.
[3]	This category includes investments in approximately 80% fixed income securities and 20% equity securities.
[4]	This category includes investments in approximately 70% equity securities, 20% fixed income securities and 10% cash.